Fair Value Measurements (Short-term Investments, Long-term Investments and Long-term Time Deposits) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments		$ 399,345		$ 100,745
Impairment loss	$ 23,200	$ 215	[1]	384	[1]	$ 23,154
Time deposit [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		3 months
Time deposit [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Long Term Time Deposit [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted investment maturity period		1 year
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in financial instruments		$ 399,300		100,700
Change in fair value of short-term investments		5,300		4,300
Impairment loss		$ 200		$ 400

[1]	In the fourth quarter of 2019, the Sohu Group recognized impairment losses of $23.2 million for equity investments.